Investment Portfolioas of January 31, 2026 (Unaudited)
DWS Emerging Markets Fixed Income Fund
	Principal Amount ($) (a)	Value ($)

Bonds 95.4%
Angola 3.2%
Republic of Angola:
REG S, 8.0%, 11/26/2029	600,000	588,460
REG S, 8.25%, 5/9/2028	600,000	604,053
REG S, 8.75%, 4/14/2032	500,000	489,091
(Cost $1,347,530)		1,681,604
Argentina 1.5%
Argentina Republic Government International Bond, 4.125%–5.0%, 7/9/2035 (b) (Cost $740,813)	1,000,000	773,500
Bahrain 1.6%
Bahrain Government International Bond:
REG S, 5.625%, 5/18/2034	500,000	466,576
REG S, 6.0%, 9/19/2044	400,000	342,223
(Cost $846,082)		808,799
Benin 1.6%
Benin Government International Bond, REG S, 7.96%, 2/13/2038 (Cost $818,252)	800,000	835,520
Brazil 3.1%
Brazilian Government International Bond:
5.0%, 1/27/2045	500,000	399,180
6.125%, 3/15/2034	800,000	808,720
6.625%, 3/15/2035	400,000	411,000
(Cost $1,624,463)		1,618,900
Burundi 1.8%
The Eastern & Southern African Trade & Development Bank, REG S, 4.125%, 6/30/2028 (Cost $926,533)	1,000,000	940,168
Chile 2.1%
Chile Government International Bond, 4.95%, 1/5/2036	300,000	301,635
Corp. Nacional del Cobre de Chile:
REG S, 4.25%, 7/17/2042	500,000	412,207
REG S, 4.875%, 11/4/2044	200,000	174,732
REG S, 6.44%, 1/26/2036	200,000	215,263
(Cost $1,101,109)		1,103,837
China 0.3%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027* (c) (d)	500,000	45,500
REG S, 7.25%, 4/8/2026* (c) (d)	1,000,000	91,000
Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2049* (c) (d)	800,000	34,000

Shimao Group Holdings Ltd.:
4.75%, 7/15/2026* (c) (d)		900,000	0
5.6%, 7/15/2026* (c) (d)		500,000	0
6.125%, 2/21/2026* (c) (d)		700,000	0
(Cost $3,921,329)			170,500
Colombia 3.5%
Colombia Government International Bond:
5.0%, 9/19/2032	EUR	750,000	859,552
7.5%, 2/2/2034		250,000	260,650
Ecopetrol SA, 4.625%, 11/2/2031 (e)		800,000	718,873
(Cost $1,769,515)			1,839,075
Costa Rica 2.1%
Costa Rica Government International Bond:
REG S, 6.55%, 4/3/2034 (e)		400,000	433,048
REG S, 7.158%, 3/12/2045		400,000	437,384
REG S, 7.3%, 11/13/2054 (e)		200,000	222,222
(Cost $1,069,580)			1,092,654
Dominican Republic 4.4%
Dominican Republic International Bond:
REG S, 4.5%, 1/30/2030		500,000	486,500
REG S, 4.875%, 9/23/2032		800,000	764,984
REG S, 6.4%, 6/5/2049 (e)		400,000	394,000
REG S, 6.6%, 6/1/2036		300,000	313,350
REG S, 6.85%, 1/27/2045		300,000	310,050
(Cost $2,166,480)			2,268,884
Ecuador 1.1%
Ecuador Government International Bond:
144A, Zero Coupon, 7/31/2030		79,448	66,736
REG S, 6.9%, 7/31/2035		583,162	531,261
(Cost $530,188)			597,997
Egypt 1.2%
African Export-Import Bank, REG S, 3.798%, 5/17/2031 (Cost $591,133)		700,000	608,172
Ghana 2.9%
Ghana Government International Bond:
144A, Zero Coupon, 1/3/2030		138,111	120,747
REG S, 5.0%–6.0%, 7/3/2035 (b)		1,500,000	1,367,649
(Cost $1,433,603)			1,488,396
Guatemala 2.5%
Guatemala Government Bond:
REG S, 4.65%, 10/7/2041 (e)		300,000	258,357
REG S, 5.375%, 4/24/2032		500,000	503,105
REG S, 6.25%, 8/15/2036 (e)		200,000	208,302
REG S, 6.6%, 6/13/2036		300,000	320,469
(Cost $1,240,777)			1,290,233
Honduras 0.7%
Honduras Government International Bond, REG S, 8.625%, 11/27/2034 (Cost $336,767)		300,000	345,039

Hungary 1.2%
Hungary Government International Bond:
REG S, 5.5%, 3/26/2036		300,000	298,135
REG S, 6.75%, 9/23/2055		300,000	311,747
(Cost $599,397)			609,882
India 1.2%
Export-Import Bank of India, REG S, 5.5%, 1/13/2035 (e) (Cost $628,004)		600,000	621,162
Indonesia 1.6%
Indonesia Government International Bond, REG S, 6.625%, 2/17/2037		400,000	449,675
Pertamina Persero PT, REG S, 5.625%, 5/20/2043		200,000	190,873
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, REG S, 5.25%, 10/24/2042		200,000	182,692
(Cost $836,615)			823,240
Ivory Coast 2.1%
Ivory Coast Government International Bond:
REG S, 6.125%, 6/15/2033		800,000	789,514
REG S, 6.625%, 3/22/2048	EUR	300,000	328,948
(Cost $1,085,602)			1,118,462
Jordan 2.0%
Jordan Government International Bond:
REG S, 5.85%, 7/7/2030		600,000	603,569
REG S, 7.5%, 1/13/2029		400,000	419,865
(Cost $978,918)			1,023,434
Kazakhstan 0.6%
Kazakhstan Government International Bond, REG S, 5.5%, 7/1/2037 (Cost $308,200)		300,000	304,522
Malaysia 0.8%
Petronas Capital Ltd., REG S, 5.34%, 4/3/2035 (e) (Cost $418,032)		400,000	414,240
Mexico 7.2%
Comision Federal de Electricidad, REG S, 3.875%, 7/26/2033		1,300,000	1,148,689
Mexico Government International Bond, 6.75%, 9/27/2034		200,000	214,942
Petroleos Mexicanos:
5.95%, 1/28/2031		1,200,000	1,170,613
6.625%, 6/15/2035		200,000	190,565
6.7%, 2/16/2032		200,000	199,677
6.84%, 1/23/2030		800,000	820,586
(Cost $3,332,957)			3,745,072
Mongolia 1.8%
Mongolia Government International Bond, REG S, 4.45%, 7/7/2031 (e) (Cost $925,454)		1,000,000	937,344
Montenegro 0.4%
Montenegro Government International Bond, REG S, 7.25%, 3/12/2031 (Cost $205,923)		200,000	213,020
Morocco 0.7%
Morocco Government International Bond, REG S, 5.5%, 12/11/2042 (Cost $384,460)		400,000	377,441
Nigeria 6.8%
Africa Finance Corp., REG S, 3.75%, 10/30/2029		1,000,000	957,491

Republic of Nigeria:
REG S, 7.143%, 2/23/2030	200,000	205,919
REG S, 7.375%, 9/28/2033	200,000	202,060
REG S, 7.875%, 2/16/2032	800,000	833,495
REG S, 8.25%, 9/28/2051	200,000	196,217
REG S, 8.375%, 3/24/2029	200,000	212,577
REG S, 8.747%, 1/21/2031	400,000	434,321
REG S, 10.375%, 12/9/2034	400,000	472,273
(Cost $3,321,758)		3,514,353
Oman 1.2%
Oman Government International Bond, REG S, 6.5%, 3/8/2047 (Cost $641,731)	600,000	633,173
Pakistan 0.6%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $300,000)	300,000	304,477
Panama 3.6%
Panama Government International Bond:
4.5%, 4/16/2050	300,000	228,045
6.4%, 2/14/2035	200,000	209,180
6.7%, 1/26/2036	400,000	426,020
7.5%, 3/1/2031 (e)	900,000	991,035
(Cost $1,800,741)		1,854,280
Peru 1.8%
Peruvian Government International Bond:
3.3%, 3/11/2041	500,000	383,550
5.625%, 11/18/2050	600,000	579,510
(Cost $971,763)		963,060
Poland 0.6%
Bank Gospodarstwa Krajowego, REG S, 5.75%, 7/9/2034 (Cost $313,425)	300,000	315,130
Romania 4.6%
Romania Government International Bond:
REG S, 4.0%, 2/14/2051	750,000	522,979
REG S, 5.125%, 6/15/2048	400,000	335,137
REG S, 5.75%, 3/24/2035	300,000	297,529
REG S, 6.0%, 5/25/2034	200,000	203,507
REG S, 6.125%, 1/22/2044 (e)	400,000	388,577
REG S, 7.125%, 1/17/2033	600,000	655,231
(Cost $2,366,988)		2,402,960
Russia 0.0%
Vnesheconombank Via VEB Finance PLC, 144A, 6.8%, 11/22/2025* (d) (Cost $1,400,000)	1,400,000	0
Rwanda 0.4%
Rwanda International Government Bond, REG S, 5.5%, 8/9/2031 (Cost $172,435)	200,000	186,004
Saudi Arabia 1.5%
Saudi Government International Bond:
REG S, 4.5%, 10/26/2046	500,000	420,732
REG S, 4.625%, 10/4/2047	400,000	340,481
(Cost $769,621)		761,213

South Africa 3.9%
Republic of South Africa Government International Bond:
5.0%, 10/12/2046	200,000	152,311
5.375%, 7/24/2044	200,000	165,069
5.65%, 9/27/2047	400,000	330,532
5.75%, 9/30/2049	300,000	247,072
5.875%, 4/20/2032	400,000	409,963
REG S, 7.1%, 11/19/2036	500,000	529,931
7.3%, 4/20/2052	200,000	197,172
(Cost $2,038,566)		2,032,050
Tajikistan 1.0%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $516,667)	516,667	519,951
Togo 2.5%
Banque Ouest Africaine de Developpement, REG S, 4.7%, 10/22/2031 (Cost $1,472,004)	1,400,000	1,300,729
Turkey 6.6%
Republic of Turkey:
5.75%, 5/11/2047	200,000	161,015
6.5%, 9/20/2033	500,000	500,188
6.5%, 1/3/2035	200,000	198,174
7.125%, 7/17/2032	500,000	520,605
9.125%, 7/13/2030	900,000	1,019,543
TC Ziraat Bankasi AS, REG S, 7.25%, 2/4/2030	1,000,000	1,036,544
(Cost $3,252,842)		3,436,069
United States 0.5%
U.S. Treasury Notes, 1.25%, 3/31/2028 (Cost $285,598)	300,000	285,738
Uzbekistan 4.3%
Republic of Uzbekistan International Bond:
REG S, 3.7%, 11/25/2030	800,000	747,919
REG S, 3.9%, 10/19/2031	1,000,000	928,343
REG S, 6.9%, 2/28/2032	500,000	537,135
(Cost $2,118,838)		2,213,397
Venezuela 2.0%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (c)	1,750,000	530,250
144A, 9.0%, 11/17/2021* (c)	1,480,000	529,100
(Cost $1,222,980)		1,059,350
Zambia 0.3%
Republic of Zambia, 144A, 0.5%, 12/31/2053 (e) (Cost $174,069)	231,963	166,709
Total Bonds (Cost $53,307,742)		49,599,740

	Shares	Value ($)

Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (f) (g) (Cost $2,230,352)	2,230,352	2,230,352

Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 3.67% (f) (Cost $1,686,943)	1,686,943	1,686,943

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $57,225,037)	102.9	53,517,035
Other Assets and Liabilities, Net	(2.9)	(1,501,368)
Net Assets	100.0	52,015,667
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (f) (g)
1,204,580	1,025,772 (h)	—	—	—	1,515	—	2,230,352	2,230,352
Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 3.67% (f)
411,310	9,004,014	7,728,381	—	—	6,462	—	1,686,943	1,686,943
1,615,890	10,029,786	7,728,381	—	—	7,977	—	3,917,295	3,917,295

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	Investment was valued using significant unobservable inputs.
(e)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2026 amounted to $2,166,175, which is 4.2% of net assets.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

At January 31, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	450,000	USD	525,483	3/13/2026	(9,009)	JPMorgan Chase Securities, Inc.
EUR	590,000	USD	689,375	3/13/2026	(11,405)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(20,414)
Currency Abbreviation(s)

EUR	Euro

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$49,429,240	$170,500	$49,599,740
Short-Term Investments (a)	3,917,295	—	—	3,917,295
Total	$3,917,295	$49,429,240	$170,500	$53,517,035

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(20,414)	$—	$(20,414)
Total	$—	$(20,414)	$—	$(20,414)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DEMFIF-PH1